Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CLEARWATER INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2011
Clearwater Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000811161_SupplementTextBlock

CLEARWATER INVESTMENT TRUST

CLEARWATER GROWTH FUND
CLEARWATER SMALL CAP FUND
CLEARWATER TAX-EXEMPT FUND
CLEARWATER INTERNATIONAL FUND

SUPPLEMENT TO THE PROSPECTUS ("PROSPECTUS")
DATED APRIL 30, 2011

The date of this Supplement is June 1, 2011.

On May 14, 2011, a special meeting of shareholders of the Clearwater Investment Trust was held where the following proposals were approved by the shareholders:

(1)	the election of members of the Board of Trustees;
(2)	the approval of a new subadvisory agreement with Fiduciary Counselling, Inc.; and
(3)	the approval of an amendment to the advisory agreement for the Clearwater Growth Fund to increase the management fee

In addition, Clearwater Management Company, the Trust's investment adviser, has approved changes to the voluntary management fee waivers for Clearwater International Fund and Clearwater Small Cap Fund.

The election of members of the Board of Trustees is effective May 14, 2011. The new subadvisory agreement with Fiduciary Counselling, Inc., the amendment to the advisory agreement for the Clearwater Growth Fund to increase the management fee, and the changes to voluntary fee waivers are effective June 1, 2011.

Accordingly, the Prospectus is amended as follows.

2.	The second paragraph under the section titled "SUMMARY SECTION – Clearwater Small Cap Fund – Principal investment strategies" on page 5 of the Prospectus is deleted and replaced with the following:

Clearwater Management Company ("CMC") serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadvisers.  The Fund uses a "multi-style, multi-manager" approach.  The Fund's adviser allocates portions of the Fund's assets between subadvisers who employ distinct investment styles. The Fund currently allocates assets between the following subadvisers who provide day-to-day management for the Fund: Kennedy Capital Management ("Kennedy") and Keeley Asset Management ("Keeley"). Fiduciary Counselling, Inc. ("FCI") acts as a subadviser to the Fund, but does not provide day-to-day management. FCI provides the Fund with various investment-related services, including investment strategy advice, manager recommendations and related duties as requested by the Fund's adviser.